Retirement-Related Benefits - OCI and AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in AOCI for retirement-related benefits
Current period loss/(gain)	$ 120	$ 2,517	$ (682)
Curtailments and settlements	(41)	(11)	(19)
Amortization of net loss included in net periodic (income)/cost	(1,843)	(2,966)	(2,889)
Current period prior service costs/(credits)	73	182	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost	9	73	88
Pension Plans | U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	17,476	18,045
Current period loss/(gain)	(309)	956
Amortization of net loss included in net periodic (income)/cost	(559)	(1,525)
Net loss at end of period	16,608	17,476	18,045
Prior service costs/(credits) at beginning of period	57	74
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(16)	(16)
Prior service costs/(credits) at end of period	41	57	74
Total loss recognized in accumulated other comprehensive income/(loss)	16,648	17,533
Pension Plans | Non-U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	18,452	18,275
Current period loss/(gain)	109	1,590
Curtailments and settlements	(41)	(11)
Amortization of net loss included in net periodic (income)/cost	(1,249)	(1,401)
Net loss at end of period	17,272	18,452	18,275
Prior service costs/(credits) at beginning of period	172	(90)
Current period prior service costs/(credits)	102	181
Curtailments, settlements and other		0
Amortization of prior service (costs)/credits included in net periodic (income)/cost	23	83
Prior service costs/(credits) at end of period	297	172	(90)
Transition (assets)/liabilities at beginning of period	0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	0
Transition (assets)/liabilities at end of period	0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	17,569	18,624
Nonpension Postretirement Plans | U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	405	486
Current period loss/(gain)	147	(72)
Amortization of net loss included in net periodic (income)/cost	(1)	(10)
Net loss at end of period	551	405	486
Prior service costs/(credits) at beginning of period	52	45
Current period prior service costs/(credits)	(21)
Amortization of prior service (costs)/credits included in net periodic (income)/cost	2	7
Prior service costs/(credits) at end of period	34	52	45
Total loss recognized in accumulated other comprehensive income/(loss)	585	457
Nonpension Postretirement Plans | Non-U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	172	145
Current period loss/(gain)	125	33
Curtailments and settlements	0	0
Amortization of net loss included in net periodic (income)/cost	(10)	(6)
Net loss at end of period	287	172	145
Prior service costs/(credits) at beginning of period	4	3
Current period prior service costs/(credits)	(8)	1
Curtailments, settlements and other		0
Amortization of prior service (costs)/credits included in net periodic (income)/cost	0	0
Prior service costs/(credits) at end of period	(4)	4	3
Transition (assets)/liabilities at beginning of period	0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost		0
Transition (assets)/liabilities at end of period	0	0	$ 0
Total loss recognized in accumulated other comprehensive income/(loss)	$ 283	176
Lloyds Pension Group Trustees v Lloyds Bank | Pension Plans | UK
Changes in AOCI for retirement-related benefits
Current period prior service costs/(credits)		$ 125
Increase in PBO recorded as prior service cost, as percentage of total PBO		1.00%